Financial risk management - Market risk management from trading positions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Market risk management from trading positions [Abstract]
Market risk exposure for performance dividend type held	₩ 5,346,730	₩ 5,061,839
Minimum guaranteed risk amount that could result in a possible impact	₩ 228,451	₩ 366,776